SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION

NOTE 6: SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION

a.

Summary information about segments:

ASC 280, Segment Reporting, establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is its Chief Executive Officer.

The company operates in three technologies segments or Strategic business units; e-Gov, IoT, and Cyber Security:

e-Gov: Through the Company proprietary e-Government platforms and innovative solutions for traditional and biometrics enrollment, personalization, issuance and border control services, the Company has helped governments and national agencies design and issue secured multi-identification, or Multi-ID, documents and robust digital identity solutions to their citizens, visitors and Lands.

IoT: The Company’s IoT products and solutions reliably identify, track and monitor people or objects in real time, enabling the customers to detect unauthorized movement of people, vehicles and other monitored objects. The Company provides all-in-one field proven IoT suite, accompanied with services specifically tailored to meet the requirements of IoT solutions. The Company’s proprietary IoT suite of hybrid hardware, connectivity and software components are the foundation of these solutions and services.

Cyber Security: The Company operates in the fields of cutting-edge endpoint data protection guarding against corporate data loss and theft through content discovery and inspection, encryption methodologies, and comprehensive device and port control and cyber security services.

	Six Months Ended June 30, 2026
	Cyber Security	IoT	e-Gov	Total
	($)	($)	($)	($)
Revenues	611	15,067	22	15,700
Cost of Revenue	112	5,853	50	6,015
Gross Profit	499	9,214	(28)	9,685
Employee-related operating expenses (1)	281	3,597	92	3,970
Other segment items expenses (2)	190	3,374	66	3,629

Operating Income (loss)	28	2,243	(186)	2,085
Financial income (expense)	(19)	(726)	2	(743)
Income tax benefits	-	1,090	-	1,090

Net Income (loss)	9	2,607	(184)	2,432

	Six Months Ended June 30, 2025
	Cyber Security	IoT	e-Gov	Total
	($)	($)	($)	($)
Revenues	393	12,244	1,551	14,188
Cost of Revenue	100	4,775	635	5,510
Gross Profit	293	7,469	916	8,678
Employee-related operating expenses (1)	244	2,337	116	2,697
Other segment items expenses (2)	153	3,428	82	3,663

Operating Income (loss)	(104)	1,704	718	2,318
Financial income (expense)	(47)	2,899	151	3,002
Tax expenses (benefit)	-	-	-	-

Net Income (loss)	(151)	4,602	869	5,320

(1)	Employee related includes employee salaries and commissions, payroll taxes, benefits, and outsourced Labor costs excluding amounts included in cost of revenues.

(2)	Other segment items include consulting and professional services, depreciation of property and equipment, amortization of intangible assets, share-based compensation expenses, marketing expenses, finance and legal expenses, travel expenses, subcontractors’ costs, software and subscription costs, overhead expenses and restructuring and related charges.

b.	Summary information about geographic areas:

The following is a summary of revenues from external customers from the continued operations within geographic areas and data regarding property and equipment, net:

	Six Months Ended June 30, 2026	Six Months Ended June 30, 2025
	($)	($)

Africa	-	1,011
European countries	9,409	4,045
United States	3,756	3,415
Israel	2,518	5,703
APAC	17	14
	15,700	14,188

-	Revenues were attributed to countries based on the customer’s location.